Revenue - Unsatisfied long-term outstanding customer contracts (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Unsatisfied long-term outstanding customer contracts
Outstanding amount of non-cancellable customer contracts that are (partly) unsatisfied	kr 5,228	kr 3,228
Within 1 year
Unsatisfied long-term outstanding customer contracts
Percentage of outstanding amount of non-cancellable contracts that are (partly) unsatisfied	57.00%	63.00%
Within 1 - 2 years
Unsatisfied long-term outstanding customer contracts
Percentage of outstanding amount of non-cancellable contracts that are (partly) unsatisfied	29.00%	30.00%
Within 2 - 5 years
Unsatisfied long-term outstanding customer contracts
Percentage of outstanding amount of non-cancellable contracts that are (partly) unsatisfied		7.00%
Within 2 - 11 years
Unsatisfied long-term outstanding customer contracts
Percentage of outstanding amount of non-cancellable contracts that are (partly) unsatisfied	14.00%
Maximum
Unsatisfied long-term outstanding customer contracts
Duration of non-cancelable customer contracts	132 months	72 months
Outstanding contract period for which binding revenue is not included	12 months